Investments in real estate, net (Tables)	12 Months Ended
Dec. 31, 2011
Investments in real estate, net
Investments in real estate

	As of December 31,
	2011		2010
	Book Value	Square Footage	Book Value	Square Footage
Rental properties	$5,112,759	13,567,997	$4,546,769	12,429,758
Less: accumulated depreciation	(742,535)		(616,007)
Rental properties, net	4,370,224		3,930,762

Construction in progress (“CIP”)/ current value-added projects:
Active development	198,644	818,020	134,758	475,818
Active redevelopment	281,555	919,857	248,651	755,463
Projects in India and China	106,775	817,000	98,327	973,000
Generic infrastructure/building improvement projects	92,338	–	–	–
	679,312	2,554,877	481,736	2,204,281
Land/future value-added projects:
Land held for future development	341,678	10,939,000	431,838	8,328,000
Land undergoing preconstruction activities (additional CIP) (1)	574,884	2,668,000	563,800	3,014,000
	916,562	13,607,000	995,638	11,342,000
Investment in unconsolidated real estate entity	42,342	414,000	36,678	428,000
Investments in real estate, net (2)	$6,008,440	30,143,874	$5,444,814	26,404,039

(1)

We generally will not commence ground-up development of any parcels undergoing preconstruction activities without first securing significant pre-leasing for such space. If vertical aboveground construction is not initiated at completion of preconstruction activities, the land parcel will be classified as land held for future development. The two largest projects included in preconstruction as of December 31, 2011, consist of our 1.6 million developable square feet at Alexandria Center™ at Kendall Square in East Cambridge, Massachusetts and our 407,000 developable square foot site for the second tower at Alexandria Center™ for Life Science – New York City.

(2)

In addition to assets included in our investments of real estate, net, we also hold options/rights for parcels supporting approximately 3.0 million developable square feet. These parcels consist of: (a) a parcel supporting the future ground-up development of approximately 385,000 rentable square feet in Alexandria Center™ for Life Science – New York City related to an option under our ground lease; (b) the right to acquire land parcels supporting ground-up development of 636,000 rentable square feet in Edinburgh, Scotland; and (c) an option to increase our land use rights by up to approximately 2.0 million additional developable square feet in China.

Schedule of minimum lease payments to be received under the terms of the operating lease agreements, excluding expense reimbursements

Year	Amount
2012	$370,344
2013	364,752
2014	342,160
2015	304,731
2016	279,586
Thereafter	1,319,210
$2,980,783

Acquired in-place leases
Investments in real estate, net
Schedule of above and below market leases, net of related amortization

	December 31,
	2011	2010
Value of acquired above and below market leases	$55,599	$55,599
Accumulated amortization	(37,678)	(28,333)
Value of acquired above and below market leases, net	$17,921	$27,266

Schedule of estimated annual amortization of the acquired above and below market leases

Year	Amount
2012	$3,200
2013	3,316
2014	3,223
2015	3,011
2016	2,641

Other intangible assets
Investments in real estate, net
Schedule of above and below market leases, net of related amortization

	December 31,
	2011	2010
Value of acquired in-place leases	$46,655	$32,599
Accumulated amortization	(25,072)	(22,562)
Value of acquired in-place leases, net	$21,583	$10,037

Schedule of estimated annual amortization of the acquired above and below market leases

Year	Amount
2012	$2,863
2013	2,537
2014	2,238
2015	2,081
2016	1,879